Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Operating loss carryforwards	$ 12,299	$ 6,596
Start-up expenditures	3,316	3,560
Property and equipment	99	197
Intangible assets	3,059	3,284
Stock-based compensation expense	666	536
Research and development credit carryforwards	878	487
Accrued expenses and other	652	205
Total deferred tax assets	20,969	14,865
Valuation allowance	$ (20,969)	$ (14,865)